EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2016-3

Class A-1 0.80000% Asset Backed Notes

Class A-2 1.34% Asset Backed Notes

Class A-3 1.50% Asset Backed Notes

Class B 1.89% Asset Backed Notes

Class C 2.46% Asset Backed Notes

Class D 2.80% Asset Backed Notes

Class E 4.29% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2016-3, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of October 12, 2016. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	12/01/2017
Collection Period Ending:	12/31/2017
Previous Pmt Date/Close Date:	12/15/2017
Payment Date	01/16/2018
Days of Interest for Period:	32
Days in Collection Period:	31
Months Seasoned:	15

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	86,578	09/30/2016	10/12/2016	1,496,270,942.22

Total	86,578			1,496,270,942.22

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1	}	937,661,654.82

Monthly principal amounts
{2} Payments Received										{2}	23,938,510.28
{3} Repurchased Receivables										{3}	458,556.42
{4} Defaulted Receivables										{4}	10,710,084.28
{5} Cram Down Losses and Other Principal Adjustments										{5}	(17,289.85)
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7	}	35,089,861.13

{8} End of period aggregate Principal Balance											{8	}	902,571,793.69

{9} Pool Factor											{9	}	0.603214

II. NOTE BALANCE CALCULATION

					Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E		Total
{10} Original Note Balance			{10	}	247,000,000.00	374,000,000.00	160,290,000.00	183,010,000.00	197,200,000.00	108,310,000.00	74,700,000.00		1,344,510,000.00

{11} Beginning of period Note Balance			{11	}	—	61,781,635.91	160,290,000.00	183,010,000.00	197,200,000.00	108,310,000.00	74,700,000.00		785,291,635.91
{12} First Allocation of Principal			{12	}	—	—	—	—	—	—	—		—
{13} Second Allocation of Principal			{13	}	—	—	—	—	—	—	—		—
{14} Third Allocation of Principal			{14	}	—	—	—	—	—	—	—		—
{15} Fourth Allocation of Principal			{15	}	—	—	—	—	—	—	—		—
{16} Fifth Allocation of Principal			{16	}	—	—	—	—	—	—	—		—
{17} Regular Allocation of Principal			{17	}	—	29,387,758.69	—	—	—	—	—		29,387,758.69
{18} Optional Purchase payment			{18	}	—	—	—	—	—	—	—		—
{19} End of period Note Balance			{19	}	—	32,393,877.22	160,290,000.00	183,010,000.00	197,200,000.00	108,310,000.00	74,700,000.00		755,903,877.22
{20} Note Pool Factors			{20	}	—	0.086615	1.000000	1.000000	1.000000	1.000000	1.000000		0.562215
{21} Principal payment per $1,000			{21	}	—	78.58	—	—	—	—	—		21.86

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received										{22}	23,938,510.28
{23} Liquidation Proceeds										{23}	4,316,258.28
{24} Principal on Repurchased Receivables										{24}	583,555.00
{25} Interest on Repurchased Receivables										{25}	35,449.74
{26} Interest collected on Receivables										{26}	11,867,657.41
{27} Other amounts received										{27}	17,509.59
{28} Optional Purchase Price										{28}	—
{29} Reserve Account Excess Amount										{29}	—
{30} Reserve Account Draw Amount										{30}	—

{31} Total Available Funds											{31	}	40,758,940.30

Distributions
{32} Indenture Trustee Fee										{32}	—
{33} Owner Trustee Fee										{33}	—
{34} Asset Representations Reviewer Fee										{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period		Total
{35}	2,344,154.14	—	—		2,344,154.14					{35}	2,344,154.14

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate		Days	Days Basis	Calculated Interest
{36}	Class A-1	—	0.80000%		32	Actual	—			{36}	—
{37}	Class A-2	61,781,635.91	1.34%		30	30 / 360	68,989.49			{37}	68,989.49
{38}	Class A-3	160,290,000.00	1.50%		30	30 / 360	200,362.50			{38}	200,362.50

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period		Carryover Shortfall per $1,000
{39}	Class A-1	—	—		—					{39}	—
{40}	Class A-2	—	—		—					{40}	—
{41}	Class A-3	—	—		—					{41}	—

{42} First Allocation of Principal										{42	}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class B	183,010,000.00	1.89%	30	30 / 360	288,240.75				{43	}	288,240.75

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—						{44	}	—

{45} Second Allocation of Principal										{45	}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{46}	Class C	197,200,000.00	2.46%	30	30 / 360	404,260.00				{46	}	404,260.00

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—						{47	}	—

{48} Third Allocation of Principal										{48	}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{49}	Class D	108,310,000.00	2.80%	30	30 / 360	252,723.33				{49	}	252,723.33

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class D	—	—	—						{50	}	—

{51} Fourth Allocation of Principal										{51	}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class E	74,700,000.00	4.29%	30	30 / 360	267,052.50				{52	}	267,052.50

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class E	—	—	—						{53	}	—

{54} Fifth Allocation of Principal										{54	}	—

{55} Reserve Account deposit										{55	}	—
{56} Regular Allocation of Principal										{56	}	29,387,758.69
{57} Optional Purchase Amount										{57	}	—
{58} Distribution to Residual Interestholder										{58	}	7,545,398.90

{59} Total Distribution Amount												{59	}	40,758,940.30

IV. RECONCILIATION OF RESERVE ACCOUNT

{60} Beginning of period Reserve Account balance						{60	}	29,925,418.84
{61} Deposit to Reserve Account						{61	}	—
{62} Release from Reserve Account						{62	}	—

{63} End of period Reserve Account balance												{63	}	29,925,418.84

{64} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)												{64	}	29,925,418.84
{65} Change in Reserve Account balance from prior period												{65	}	—

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)

{66} (i) 16.25% of the Principal Balance of the Receivables at the end of the Collection Period Prior to the Class A-2 Notes being paid in full or												{66	}	146,667,916.47

{67} (ii) 15.25% of the Principal Balance of the Receivables at the end of the Collection Period After the Class A-2 Notes have been paid in full and												{67	}	137,642,198.54

{68} (iii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date												{68	}	22,444,064.13
{69} Cumulative Net Loss Trigger												{69	}	No

{70} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger - Greater of:												{70	}	225,642,948.42
(25.00% of Receivable Principal Balance at end of Collection Period or 1.50% of Receivable Principal Balance at Cut-off)

{71} End of period Principal Balance of the Receivables										{71	}	902,571,793.69
{72} End of period Note Balance										{72	}	755,903,877.22
{73} Overcollateralization amount at the end of the Collection Period												{73	}	146,667,916.47
{74} Overcollateralization % at the end of the Collection Period												{74	}	16.25%

VI. STATISTICAL DATA

										Original		Previous		Current
{75} Principal Balance of the Receivables								{75	}	1,496,270,942.22		937,661,654.82		902,571,793.69
{76} Weighted average coupon of the Receivables								{76	}	15.90%		15.73%		15.72%
{77} Weighted average original term of the Receivables								{77	}	70.96		71.14		71.15
{78} Weighted average remaining term of the Receivables								{78	}	65.42		54.68		53.92
{79} Number of Receivables								{79	}	86,578		60,890		58,886

VII. DELINQUENCY

										Units		Dollars		Percentage
Receivables with Scheduled Payment Delinquent
{80} 31-60 days								{80	}	4,716		76,552,722.89		8.48%
{81} 61-90 days								{81	}	1,768		28,859,132.42		3.20%
{82} 91-120 days								{82	}	692		10,685,611.73		1.18%
{83} 121 + days delinquent								{83	}	—		—		0.00%
{84} Total								{84	}	7,176		116,097,467.04		12.86%

{85} aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)												{85	}	42,772,066.41
{86} Delinquency Percentage as of the End of the Collection Period												{86	}	4.74%
{87} Delinquency Trigger												{87	}	24.00%
{88} Delinquency Trigger Occurred												{88	}	No

VIII. REPOSSESSION INVENTORY

												Units		Dollars
{89} Beginning of period Repossessed Inventory										{89	}	650		11,011,599.71
{90} Vehicles Repossessed in current period										{90	}	666		11,231,983.11
{91} Repossessed vehicles sold in current period										{91	}	483		8,301,509.34
{92} Repossessed vehicles reinstated in current period										{92	}	221		3,396,864.60
{93} Repossessed vehicle adjustment in current period										{93	}	—		(5,688.80)
{94} End of period Repossessed Inventory										{94	}	612		10,539,520.08

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{95} Receivables becoming Defaulted Receivables during period		{95}	654	10,710,084.28
{96} Cram Down Losses occurring during period		{96}	27	(17,289.85)
{97} Liquidation Proceeds collected during period		{97}	2,198	4,316,258.28
{98} Net losses during period		{98}		6,376,536.15
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{99} Current Period Net Loss Ratio	{99}	6,376,536.15	920,116,724.26	0.69%

{100} Prior Period Net Loss Ratio	{100}	5,938,638.68	958,452,606.56	0.62%
{101} Second Prior Period Net Loss Ratio	{101}	6,140,246.42	998,735,252.98	0.61%
{102} Third Prior Period Net Loss Ratio	{102}	6,757,882.83	1,038,022,747.20	0.65%
{103} Rolling 3 prior month average Net Loss Ratio	{103}			0.63%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{104} Cumulative Net losses since Cut-off Date (beginning of period)			{104}	63,054,660.93
{105} Net losses during period			{105}	6,376,536.15
{106} Other Adjustments			{106}	(124,998.58)
{107} Cumulative Net losses since Cut-off Date (end of period)			{107}	69,306,198.50

{108} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{108}	4.63%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2016-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 1, 2017 to December 31, 2017. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2017 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	January 8, 2018